Financial Risk Management - Analysis of the Age of Receivables from Financial Services that are Past Due (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 5,414,550	¥ 5,161,165
Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	[1]	4,847,906	4,440,364
Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		486,138	666,992
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		233,560	278,588
Financial assets past due [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		191,342	216,371
Financial assets past due [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		28,720	45,147
Financial assets past due [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		7,107	10,025
Financial assets past due [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		6,391	7,045
Financial assets past due [member] | Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		215,383	254,352
Financial assets past due [member] | Retail [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		174,464	199,260
Financial assets past due [member] | Retail [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		27,923	38,862
Financial assets past due [member] | Retail [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		7,058	9,621
Financial assets past due [member] | Retail [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		5,938	6,609
Financial assets past due [member] | Finance lease [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		484	472
Financial assets past due [member] | Finance lease [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		71	152
Financial assets past due [member] | Finance lease [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		18	31
Financial assets past due [member] | Finance lease [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		21	9
Financial assets past due [member] | Finance lease [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		374	280
Financial assets past due [member] | Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		17,693	23,764
Financial assets past due [member] | Wholesale [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		16,807	16,959
Financial assets past due [member] | Wholesale [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		779	6,254
Financial assets past due [member] | Wholesale [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		28	395
Financial assets past due [member] | Wholesale [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 79	¥ 156

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.